                      SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549
                            ________________________

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                            REGISTRATION NO. 33-7699

                        Post-Effective Amendment No. 17

                                      and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                           REGISTRATION NO. 811-4786

                                Amendment No. 17

                               ARIEL GROWTH FUND
                               -----------------

                           307 North Michigan Avenue
                            Chicago, Illinois 60601

               Registrant's Telephone Number, Including Area Code

                                 1-312-726-0140

                               Agent for Service:

                                Sheldon R. Stein
                               D'Ancona & Pflaum
                            30 North LaSalle Street
                            Chicago, Illinois 60602
                                 (312) 580-2014

     It is proposed that this filing will become effective:

              Immediately upon filing pursuant to paragraph (b)
     -------
        X     on February 1, 1996 pursuant to paragraph (b)
     -------
              60 days after filing pursuant to paragraph (a)
     -------
              on (date) pursuant to paragraph (a) of Rule 485
     -------

          Registrant has registered an indefinite number of shares of its beneficial interest pursuant to Rule 24f-2, and filed its Rule 24f-2 Notice for its fiscal year ended September 30, 1995 on or about November 27, 1995.

                             CROSS REFERENCE SHEET

 N-1A
Item No.      Prospectus Caption or Placement
--------      -------------------------------

   1           Front Cover
   2           Fund Expenses
   3           Total Return and Other Performance Information
   4           Front Cover; Investment Objectives and Policies;
               Management and Organization of the Funds
   5           Management and Organization of the Funds
   6           Front Cover; Management and Organization of the Funds; Dividends,
               Capital Gains and Taxes
   7           How to Buy Shares; Net Asset Value; Exchanging Shares; Management
               and Organization of the Funds
   8           Redeeming Shares; Exchanging Shares
   9           (Not Applicable)


               Part B Caption or Placement
               ---------------------------

   10          Cover Page
   11          Table of Contents
   12          (Not Applicable)
   13          Investment Restrictions; Additional Information About Lending
               Securities and Repurchase Agreements; Portfolio Transactions;
               Appendix
   14          Trustees and Officers
   15          Trustees and Officers; Significant Shareholders
   16          Investment Adviser and Services Administrator; Transfer Agent and
               Custodian; Independent Auditors
   17          Portfolio Transactions
   18          General Information
   19          Net Asset Value
   20          (Not Applicable)
   21          Investment Adviser and Services Administrator
   22          Calculation of Total Return
   23          (Not Applicable)

                                      LOGO
                  PROSPECTUS
                              FEBRUARY 1, 1996
                  Ariel Appreciation Fund
                  Ariel Growth Fund
                  307 NORTH MICHIGAN AVENUE, SUITE 500, CHICAGO, ILLINOIS
                  60601

--------------------------------------------------------------------------------

The Ariel Appreciation Fund ("Appreciation Fund") and the Ariel Growth Fund ("Growth Fund") (collectively, the "Ariel Mutual Funds" or the "Funds") are series of the Ariel Growth Fund (doing business as Ariel Investment Trust) (the "Trust"). Ariel Capital Management, Inc. (the "Adviser") serves as the investment adviser and service administrator for the Funds.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to achieve long-term capital appreciation by investing primarily in equity securities of issuers that in the judgment of the Adviser are undervalued but demonstrate a strong potential for growth. In seeking their objectives, the Funds attempt to discover relatively unknown and undervalued companies, primarily through the Adviser's intensive research. The Appreciation Fund focuses primarily on companies with market capitalizations of approximately $200 million to $5 billion and emphasizes medium sized companies. The Growth Fund invests principally in companies with market capitalizations under $1.5 billion, with an emphasis on smaller capitalization (small-cap) stocks.

ABOUT THIS PROSPECTUS
This prospectus sets forth important information concerning the Ariel Mutual Funds. Please read it carefully before investing and keep it for future reference. It is designed to provide you with information you should know before investing and to help you decide if the goals of the Funds match your own.

A Statement of Additional Information (dated February 1, 1996) for the Funds has been filed with the Securities and Exchange Commission and (together with any supplement thereto) is incorporated by reference. This Statement is available upon request, without charge, from the Funds by calling 1-800-29-ARIEL (1-800-292-7435).

--------------------------------------------------------------------------------

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE FEDERAL OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU PAY NO LOAD
The Funds' shares are sold on a no-load basis. This means that you do not pay a sales charge at the time of purchase or at the time of redemption. The Funds pay 12b-1 fees at the annual rate of 0.25% of average daily net asset values.

--------------------------------------------------------------------------------
TABLE OF CONTENTS
                                                                         Page(s)

          Fund Expenses                                     4
          Financial Highlights                              6
          Investment Objectives and Policies               11
          Total Return and Other Performance Information   15
          Management and Organization of the Funds         16
          Distribution Plan                                19
          How to Buy Shares                                19
          Tax-Saving Retirement Plans                      21
          Net Asset Value                                  22
          When Your Account Will Be Credited               22
          Other Information about Purchasing Shares        23
          Exchanging Shares                                23
          Other Information About Exchanging Shares        24
          Telephone Transactions                           25
          Signature Guarantees                             26
          Special Services and Charges                     26
          Redeeming Shares                                 26
          Other Information about Redemptions              28
          Dividends, Capital Gains and Taxes               29

--------------------------------------------------------------------------------

FUND EXPENSES

SHAREHOLDER       Maximum Sales Load on Purchases            None
TRANSACTION       Maximum Sales Load on Reinvested Dividends None
COSTS             Deferred Sales Load                        None
                  Redemption Fee                             None(A)
                  Exchange Fee                               None

                                             Appreciation Fund         Growth Fund
          Management Fees                          0.53%                  0.63%
          12b-1 Fees                               0.25%                  0.25%
          Other Expenses                           0.58%                  0.49%
                                                   ----                   ----
          Total Fund Operating Expenses            1.36%                  1.37%
                                                   ====                   ====

ANNUAL FUND
OPERATING EX-
PENSES AFTER
EXPENSE REIM-
BURSEMENTS (AS
A PERCENTAGE
OF AVERAGE NET
ASSETS) (B),
(C):

                  We can illustrate these expenses with the example below. You would pay the following expenses on a $1,000 investment (assuming a 5% annual return and redemption at the end of each period):

                                    Appreciation Fund                           Growth Fund
          One Year                               $ 14                                  $ 14
          Three Years                            $ 43                                  $ 43
          Five Years                             $ 74                                  $ 75
          Ten Years                              $164                                  $165

                  Explanation of Table: The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Funds would bear directly (shareholder transaction costs) or indirectly (annual fund operating expenses). The information is based on the Funds' expenses for the fiscal year ended September 30, 1995.

                  THE 5% RATE USED IN THE EXAMPLE IS ONLY FOR ILLUSTRATION AND IS NOT INTENDED TO BE INDICATIVE OF THE FUTURE PERFORMANCE OF THE FUNDS, WHICH MAY BE MORE OR LESS THAN THE ASSUMED RATE. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                  (A) If you request a redemption by wire transfer, you will be charged a $10 wire fee.

                  (B) ANNUAL FUND OPERATING EXPENSES. Management Fees are investment advisory and administrative fees which are paid by each Fund to Ariel Capital Management, Inc. (the "Adviser"). The Funds incur Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses have already been reflected in each Fund's share price and are not charged directly to individual shareholder accounts. Please refer to the section "Management and Organization of the Funds" for further information.

                  Under the Rule 12b-1 plan, each Fund may pay fees of up to 0.30% of average net assets, but such fees are currently limited by the Board of Trustees to 0.25% of average daily net assets for the current fiscal year. The effect of a Rule 12b-1 plan is that in certain instances long-term shareholders in the Funds may eventually pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

                  (C) THE ADVISER AGREES TO LIMIT CERTAIN EXPENSES. The Adviser voluntarily agreed to absorb certain expenses of the Funds during the fiscal year ended September 30, 1995. If the Adviser had not done so, the Total Fund Operating Expenses of the Appreciation Fund and Growth Fund would have been 1.58% and 1.39%, respectively as reflected in the table above. In addition, Management Fees would have represented 0.75% and 0.65% of the respective average daily net assets of the Appreciation Fund and Growth Fund.

                              FINANCIAL HIGHLIGHTS

The information set forth in the following tables is for each share outstanding during each of the periods shown and is derived from the Funds' financial statements. The information in the table for each Fund is covered by the Report of the Funds' Independent Auditors. The Report for each Fund is contained in the Registration Statement and is available upon request. The financial statements appearing in the September 30, 1995 Annual Report to Shareholders are incorporated by reference into the Statement of Additional Information for the Funds. The table should be read in conjunction with the financial statements and their related notes.

                            ARIEL APPRECIATION FUND

--------------------------------------------------------------------------------

                                                Ten Months
                            Year Ended             Ended        Year Ended
                          September 30,        September 30,   November 30,
                        1995    1994    1993       1992        1991    1990
Net asset value, be-
 ginning
 of period             $21.82  $21.67  $19.42     $17.60      $13.82  $ 15.00
                       ======  ======  ======     ======      ======  =======
INCOME FROM INVEST-
 MENT OPERATIONS:
Net investment income    0.14    0.04    0.06       0.09        0.14     0.15
Net realized and
 unrealized
 gains (losses) on
 investments             2.26    0.51    2.27       1.92        3.88    (1.25)
                       ------  ------  ------     ------      ------  -------
Total from investment
 operations              2.40    0.55    2.33       2.01        4.02    (1.10)
                       ------  ------  ------     ------      ------  -------
DISTRIBUTIONS TO
 SHAREHOLDERS:
Dividends from net
 investment income      (0.06)  (0.05)  (0.08)     (0.17)      (0.17)   (0.08)
Distributions from
 capital
 gains                  (1.40)  (0.35)     --      (0.02)      (0.07)      --
                       ------  ------  ------     ------      ------  -------
Total distributions     (1.46)  (0.40)  (0.08)     (0.19)      (0.24)   (0.08)
                       ------  ------  ------     ------      ------  -------
Net asset value, end
 of
 period                $22.76  $21.82  $21.67     $19.42      $17.60  $ 13.82
                       ======  ======  ======     ======      ======  =======
Total return            12.11%   2.56%  12.03%     11.47%(a)   29.48%   (7.37)%
                       ======  ======  ======     ======      ======  =======

                            ARIEL APPRECIATION FUND

--------------------------------------------------------------------------------

                                                Ten Months
                      Year Ended                   Ended           Year Ended
                    September 30,              September 30,      November 30,
                1995        1994        1993       1992           1991       1990
SUPPLEMENTAL
 DATA AND
 RATIOS:
Net assets,
 end of pe-
 riod, in
 thousands    $143,312    $162,280    $207,065   $146,624        $76,482    $23,343
              ========    ========    ========   ========        =======    =======
Ratio of ex-
 penses to
 average
 net assets      1.36%(b)    1.35%(b)    1.37%      1.44%(b)(c)    1.50%(b)   0.70%(b)
              ========    ========    ========   ========        =======    =======
Ratio of net
 investment
 income
 to average
 net assets      0.61%(b)    0.17%(b)    0.33%      0.57%(b)(c)    1.61%(b)   2.23%(b)
              ========    ========    ========   ========        =======    =======
Portfolio
 turnover
 rate              18%         12%         56%         2%            20%         4%
              ========    ========    ========   ========        =======    =======

---------
(a)Total return is not annualized.

(b) Without the fee waiver, the ratio of expenses to average net assets would have been 1.58%, 1.40%, 1.50%, 1.53% and 1.68% and the ratio of net investment income to average net assets would have been 0.39%, 0.12%, 0.51%, 1.58% and 1.25% for the fiscal periods ended 1995, 1994, 1992, 1991 and 1990, respectively.
(c)Annualized.

                               ARIEL GROWTH FUND

--------------------------------------------------------------------------------

                                                   Ten Months
                               Year Ended             Ended       Year Ended
                             September 30,        September 30,  November 30,
                           1995    1994    1993       1992        1991    1990
Net asset value, begin-
 ning of period           $28.84  $30.46  $29.59     $27.36      $21.21  $27.20
                          ======
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income       0.36    0.18    0.73       0.31        0.46    0.30
                          ======
Net realized and
 unrealized gains (loss-
 es) on investments         3.51    0.23    2.81       3.19        5.97   (5.77)
                          ------  ------  ------     ------      ------  ------
Total from investment
 operations                 3.87    0.41    3.54       3.50        6.43   (5.47)
                          ------  ------  ------     ------      ------  ------
DISTRIBUTIONS TO SHARE-
 HOLDERS:
Dividends from net in-
 vestment income           (0.23)  (0.30)  (0.75)     (0.56)      (0.28)  (0.39)
                          ======
Distributions from capi-
 tal gains                 (1.70)  (1.73)  (1.92)     (0.71)        --    (0.13)
                          ------  ------  ------     ------      ------  ------
Total distributions        (1.93)  (2.03)  (2.67)     (1.27)      (0.28)  (0.52)
                          ------  ------  ------     ------      ------  ------
Net asset value, end of
 period                   $30.78  $28.84  $30.46     $29.59      $27.36  $21.21
                          ======  ======  ======     ======      ======  ======
Total return               14.38%   1.41%  12.54%     13.15%(a)   30.62% (20.53)%
                          ======  ======  ======     ======      ======  ======

                               ARIEL GROWTH FUND

--------------------------------------------------------------------------------

                                                         Ten Months
                                  Year Ended                Ended         Year Ended
                                September 30,           September 30,    November 30,
                            1995        1994     1993       1992         1991     1990
SUPPLEMENTAL DATA AND
 RATIOS:
Net assets, end of peri-
 od, in thousands         $120,953    $149,511 $233,826   $236,186     $240,060 $188,687
                          ========    ======== ========   ========     ======== ========
Ratio of expenses to av-
 erage net assets            1.37%(b)    1.25%    1.16%      1.23%(c)     1.25%    1.31%
                          ========    ======== ========   ========     ======== ========
Ratio of net investment
 income to average net
 assets                      1.18%(b)    0.56%    0.72%      0.83%(c)     1.72%    1.28%
                          ========    ======== ========   ========     ======== ========
Portfolio turnover rate        16%          9%      13%        19%          39%      20%
                          ========    ======== ========   ========     ======== ========

---------
(a)Total return is not annualized.

(b) Without the fee waiver, the ratio of expenses to average net assets would have been 1.39% and the ratio of net investment income to average net assets would have been 1.16% for the period ended 1995.

(c)Annualized.

                               ARIEL GROWTH FUND

--------------------------------------------------------------------------------

                                                              From Inception
                            Year Ended November 30,          (Nov. 6, 1986) to
                              1989     1988        1987        Nov. 30, 1986
Net asset value, beginning
 of period                  $  22.07  $ 15.36     $15.65          $15.23
                            ========  =======     ======          ======
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income           0.60     0.30       0.07            0.01
Net realized and
 unrealized gains (losses)
 on investments                 5.04     7.23      (0.35)           0.41
                            --------  -------     ------          ------
Total from investment
 operations                     5.64     7.53      (0.28)           0.42
                            --------  -------     ------          ------
DISTRIBUTIONS TO
 SHAREHOLDERS:
Dividends from net
 investment income             (0.13)   (0.08)     (0.01)             --
Distributions from capital
 gains                         (0.38)   (0.74)        --              --
                            --------  -------     ------          ------
Total distributions            (0.51)   (0.82)     (0.01)             --
                            --------  -------     ------          ------
Net asset value, end of
 period                     $  27.20  $ 22.07     $15.36          $15.65
                            ========  =======     ======          ======
Total return                   26.06%   50.81%     (1.79)%          2.76%(a)
                            ========  =======     ======          ======
SUPPLEMENTAL DATA AND
 RATIOS:
Net assets, end of period   $164,449  $28,866     $5,540          $2,387
                            ========  =======     ======          ======
Ratio of expenses to
 average net assets             1.41%    1.56%(b)    1.2%(b)        0.22%(b)(c)
                            ========  =======     ======          ======
Ratio of net investment
 income to average net
 assets                         2.32%    1.47%(b)   0.54%(b)        0.20%(b)(c)
                            ========  =======     ======          ======
Portfolio turnover rate           14%      22%        60%              0%
                            ========  =======     ======          ======

---------
(a) Total return is not annualized.
(b) Without the fee waiver, the ratio of expenses to average net assets would have been 1.61%, 2.18% and 1.32%, and the ratio of net investment income
    (loss) to average net assets would have been 1.42%, (0.41)% and (0.90)%, for the fiscal periods ended 1988, 1987 and 1986, respectively.
(c) Annualized.

THE FUNDS SEEK    INVESTMENT OBJECTIVES AND POLICIES
TO PROVIDE
LONG-TERM         The investment objective of each Fund is to achieve long-
CAPITAL           term capital appreciation by investing primarily in equity
APPRECIATION.     securities of issuers that in the judgment of the Adviser
                  are undervalued but demonstrate a strong potential for growth. In seeking their objectives, the Funds attempt to discover relatively unknown and undervalued companies, principally through the Adviser's own intensive research.

                  THE APPRECIATION FUND focuses primarily on companies with market capitalizations of approximately $200 million to $5 billion emphasizing medium sized companies.

                  THE GROWTH FUND invests principally in companies with market capitalizations under $1.5 billion, with an emphasis on smaller capitalization (small-cap) stocks.

                  The Funds will take reasonable risks in seeking to achieve their investment objectives. There is, of course, no assurance that the Funds will be successful in meeting their objectives since there is risk involved in the ownership of securities.

THE FUNDS         The Funds do not trade or time the market for quick gains;
FOLLOW A LONG-    rather, they follow a disciplined, conservative philosophy,
TERM              investing for long-term capital appreciation in securities
INVESTMENT        which appear to be undervalued relative to the market as a
PHILOSOPHY,       whole.
INVESTING
PRIMARILY IN
EQUITY
SECURITIES
WHICH APPEAR
TO BE
UNDERVALUED.

                  The Adviser looks for issuers that provide quality products or services and which have not attracted significant attention from securities analysts, institutional investors and the media. In order to take advantage of the anticipated growth of their portfolios, the Funds expect to hold investments for a relatively long period. Occasionally, however, securities purchased on a long-term basis may be sold within 12 months after purchase in light of a change in the circumstances of a particular company or industry, or in general market or economic conditions. The Funds avoid issuers in cyclical, commodity-based, start-up and recently deregulated industries.

THE FUNDS LOOK    The Funds are interested in issuers with conservative
FOR ISSUERS       management and accounting and financial practices which have
WITH LONG-TERM    demonstrated long-term performance through various economic
PERFORMANCE       cycles. Such an issuer's balance sheet should show a
THROUGH           favorable cash position, limited debt and a reasonable
DIFFERENT         amount of working capital. The Adviser looks for equity
ECONOMIC          securities trading at a below average price-to-earnings
CYCLES.           ratio and a low price relative to the Adviser's evaluation of expected sales and earnings growth, book value and assets. The Funds are primarily interested in issuers which have demonstrated high earnings-per-share growth potential and the ability to achieve a high annual return on equity.

                  Although any investment in securities carries risk, the conservative approach of the Ariel Mutual Funds is designed to maximize growth in relation to the risks assumed. Since the securities in which the Funds seek to invest may be less actively traded than the securities of larger issuers, they may not always participate in market rallies to the same extent as more widely known securities. Conversely, these securities may be expected to be somewhat less vulnerable during market downturns. There is also somewhat less readily available information concerning these securities. The issuers of these securities tend to have a relatively higher percentage of insider ownership.

THE FUNDS WILL    Although there is no predetermined percentage of assets to
NORMALLY          be invested in stocks, bonds or money market instruments,
INVEST AT         each Fund will normally invest at least 80% of the value of
LEAST 80% OF      its net assets in equity securities. Such securities will
THE VALUE OF      include common stocks, convertible debt securities and
THEIR             preferred stocks. The Funds may invest up to 20% of the
RESPECTIVE NET    value of their assets in bonds, other debt obligations or
ASSETS IN         fixed income obligations, such as money market instruments,
EQUITY            for defensive or liquidity purposes or pending the
SECURITIES AND    investment of the proceeds from the sale of portfolio
MAY INVEST UP     securities. Securities may be purchased subject to
TO 20% OF THE     repurchase agreements with recognized securities dealers and
VALUE OF THEIR    banks. If either Fund has assumed a temporary defensive
ASSETS IN         posture, there is no limitation on the percentage of its
BONDS, OTHER      assets which may be invested in the fixed income
DEBT              obligations, including money market instruments, described
OBLIGATIONS OR    below under "Debt Obligations."
FIXED INCOME
OBLIGATIONS.

DEBT
OBLIGATIONS       Debt obligations in which the Funds invest may be long-term, intermediate-term, short-term or any combination thereof, depending on the Adviser's evaluation of current and anticipated market patterns and trends. Such debt obligations consist of the following: corporate obligations which at the date of investment are rated within the four highest grades established by Moody's Investors Services, Inc. (Aaa, Aa, A, or Baa), or by Standard & Poor's
                  Corporation (AAA, AA, A, or BBB), or, if not rated, are of comparable quality as determined by the Adviser (bonds rated
                  Baa or BBB are considered medium grade obligations and have speculative characteristics); obligations issued or guaranteed as to principal by the United States Government or its agencies or instrumentalities ("U.S. Government
                  Securities"); certificates of deposits, and bankers' acceptances of U.S. banks and their branches located outside the U.S. and of U.S. branches of foreign banks, provided that the bank has total assets of at least one billion dollars or the equivalent in other currencies; commercial paper which at the date of investment is rated A-2 or better by Standard & Poor's, Prime-2 or better by Moody's or, if not rated, is of comparable quality as determined by the Adviser; and any of the above securities subject to repurchase agreements with recognized securities dealers and banks. In the event any debt obligation held by a Fund is downgraded below the lowest permissible grade, the Fund is not required to sell the security, but the Adviser will consider the downgrade in determining whether to hold the security. In any event, a Fund will not purchase or, if downgraded, continue to hold debt obligations rated below the lowest permissible grade if more than 5% of such Fund's net assets would be invested in such debt obligations
                  (including, for the purpose of this limitation, convertible debt securities rated below Baa or BBB, or if unrated, of comparable quality).

BORROWING         A Fund may not borrow money, except temporarily for
                  emergency purposes in an amount not exceeding 10% of total assets in order to meet redemption requests without immediately selling portfolio securities.

REPURCHASE        Repurchase agreements are arrangements under which a Fund
AGREEMENTS        buys securities and the seller simultaneously agrees to
                  repurchase the securities at a specified time and price. The
                  Funds may engage in repurchase agreements to earn a higher rate of return than they could earn by investing in the obligation which is the subject of the repurchase agreement.
                  In
                  order to minimize the risk of investing in repurchase agreements, the Funds may engage in such transactions only with recognized securities dealers and banks and in all instances must hold underlying securities with a value at least equal to the total repurchase price such dealer or bank has agreed to pay.

ILLIQUID          The Funds will not make purchases of illiquid securities
SECURITIES        (including entering into repurchase agreements for periods longer than seven days) if such a purchase would cause more than 10% of the Growth Fund's total assets, or 5% of the Appreciation Fund's total assets, to be invested in such securities.

THE FUNDS MAY     Each Fund may lend its portfolio securities in order to earn
LEND THEIR        additional income, but will not engage in such a transaction
PORTFOLIO         if more than 5% of its net assets would be subject to such
SECURITIES.       loans.

FUNDAMENTAL
POLICIES MAY      The Funds' investment objectives and the investment
NOT BE CHANGED    restrictions set forth in the Statement of Additional
WITHOUT           Information, including those with respect to borrowing and
SHAREHOLDER       illiquid securities as discussed above, are fundamental
APPROVAL.         policies and may not be changed without a shareholder vote.
                  All other investment policies of the Funds are not fundamental and may be changed by the Board of Trustees. Any percentage restrictions set forth in this Prospectus or the Statement of Additional Information apply at the time of investment without regard to later increases or decreases in the values of securities or total or net assets.

INVESTMENT        A Fund may not purchase the security of any issuer (other
DIVERSIFICATION   than cash items or U.S. Government Securities) if such
AND               purchase would cause the Fund's holdings of that issuer to
CONCENTRATION     amount to more than 5% of the Fund's total assets at the
                  time of purchase.

                  The Funds will not concentrate 25% or more of their respective total assets in any one industry. U.S. Government Securities are not subject to this limitation.

THE FUNDS
FOLLOW A          The Funds currently observe the following operating
POLICY OF         policies, which may be changed by the Board of Trustees: (1)
RESPONSIBLE       the Adviser actively seeks companies that achieve excellence
INVESTING.        in both financial return and environmental soundness,
                  selecting issuers that take positive steps toward preserving our environment and avoiding companies with poor environmental records; (2) a Fund will not make investments in issuers whose primary source of revenue derives from the production of tobacco products; and (3) a Fund will not invest in issuers primarily engaged in the manufacture of weapons systems, the production of nuclear energy, or the manufacture of equipment to produce nuclear energy.

                  The Funds have engaged the services of Franklin Research and Development Corporation of Boston to provide environmental screening for all issuers selected for the Funds. Franklin provides information and opinions on the companies' environmental histories. However, Franklin does not make recommendations or provide investment advice concerning the purchase or sale of securities.

                  The Adviser believes that there are long-term benefits inherent in an investment philosophy that demonstrates concern for human rights, economic priorities and international relations.

                  TOTAL RETURN AND OTHER PERFORMANCE INFORMATION
THE FUNDS MAY     A total return is a change in the value of an investment
ADVERTISE         during the stated period, assuming all dividends and capital
TOTAL RETURN,     gain distributions are reinvested. A cumulative total return
WHICH IS BASED    reflects performance over a stated period of time. An
ON HISTORICAL     average annual total return is the hypothetical annual
RESULTS AND IS    compounded return that would have produced the same
NOT INTENDED      cumulative total return if the performance had been constant
TO INDICATE       over the entire period. Because average annual returns tend
FUTURE            to smooth out variations in the returns, you should
PERFORMANCE.      recognize that they are not the same as actual year-by-year results. In addition to advertising average annual returns for the required standard periods, such returns may be quoted for other periods, including periods of less than one year. Further information about each Fund's performance is contained in the Annual Report to Shareholders, which may be obtained from the Funds without charge.

                  From time to time, the Funds or their affiliates may provide information including, but not limited to, general economic conditions, comparative performance data and rankings with respect to comparable investments for the same period and for unmanaged market indices described in the Statement of Additional Information.

                  MANAGEMENT AND ORGANIZATION OF THE FUNDS

THE BOARD OF      The Funds are two series of the Ariel Growth Fund, doing
TRUSTEES          business as Ariel Investment Trust (the "Trust"), an open-
SUPERVISES THE    end diversified management investment company organized as a
FUNDS'            Massachusetts business trust on August 1, 1986. The other
ACTIVITIES AND    series of the Trust, Ariel Premier Bond Fund, is currently
REVIEWS THE       offered only to institutional investors under a separate
TRUST'S           prospectus.
CONTRACTS WITH
COMPANIES THAT
PROVIDE
SERVICES TO
THE FUNDS.

                  The Trust is not required to hold annual shareholder meetings, but special meetings may be called by the Trustees for purposes such as electing Trustees, changing fundamental policies, or approving an investment advisory contract. Special meetings may also be called when requested in writing by the holders of 10% or more of the shares eligible to vote at such meetings. As a shareholder, you receive one vote for each share of the Funds you own.

BOARD OF
TRUSTEES          BERT N. MITCHELL

                  Chairman and Chief Executive Officer,

                  Mitchell & Titus, LLP (independent accountants)

                  MARIO L. BAEZA

                  President, Wasserstein Perella International Limited (investment banking), Managing Director and Chief Executive Officer, Americas Division, Wasserstein Perella & Co., Inc. (investment banking)

                  WILLIAM C. DIETRICH

                  Chief Financial Officer, Shopping Alternatives, Inc. (computerized shopping service)

                  ROYCE N. FLIPPIN, JR.

                  President, Flippin Associates (consultants); formerly, Director of Program Advancement, Massachusetts Institute of Technology

                  JOHN G. GUFFEY, JR.
                  Chair, Calvert Social Investment Foundation
                  Treasurer and Director, Silby, Guffey and Co., Inc.

                  MELLODY L. HOBSON
                  Senior Vice President, Director of Marketing,
                  Ariel Capital Management, Inc.

                  CHRISTOPHER G. KENNEDY
                  Executive Vice President,

                  Merchandise Mart Properties, Inc. (real estate management)

                  ERIC T. McKISSACK
                  Vice Chairman and Co-Chief Investment Officer,
                  Ariel Capital Management, Inc.

ARIEL CAPITAL     Ariel Capital Management, Inc. (the Adviser), located at 307
MANAGEMENT,       N. Michigan Avenue, Suite 500, Chicago, Illinois 60601, is a
INC. SERVES AS    privately held investment management firm, controlled by
ADVISER TO THE    John W. Rogers, Jr. John Rogers formed the Adviser in 1983
FUNDS.            as an institutional investment firm specializing in equity securities. As of December 31, 1995, the Adviser had assets under management of over $1.3 billion, including assets of the Funds.

                  Subject to the overall supervision of the Board of Trustees and pursuant to the Management Agreement, the Adviser provides the Funds with investment advice and research and is responsible for the selection of the investments for each Fund. In addition, the Adviser is responsible for performing or overseeing the Funds' day-to-day management and administration, providing the Funds with office space, executive and other personnel and paying the salaries and fees of all Trustees who are affiliated persons. The Funds pay all other operating expenses. The Adviser is paid a fee for its services to the Growth Fund at the annual rate of 0.65% of the Fund's average daily net assets for the first $500 million, 0.60% of the next $500 million and 0.55% of average daily net assets over $1 billion; and for its services to the Appreciation Fund at the annual rate of 0.75% of the Fund's average daily net assets for the first $500 million, 0.70% of the next $500 million and 0.65% for average daily net assets over $1 billion.

PORTFOLIO
MANAGER--         The Growth Fund's investment selections are made by John W.
GROWTH FUND       Rogers, Jr., Chairman, President, and Treasurer of the
                  Adviser. Prior to founding the Adviser in 1983, he worked as an account executive for the investment banking firm of William Blair & Co. Among his civic affiliations, Mr. Rogers currently serves as President of the Board of the Chicago
                  Park District and a Director of the Chicago Urban League. He also serves as a Director on the Boards of American National
                  Bank & Trust Company, Burrell Communications Group,
                  Morrison-Knudsen Corporation and Aon Corporation. He is a
                  1980 graduate of Princeton University, where he received a B.A. in Economics.

PORTFOLIO
MANAGER--         The Appreciation Fund's investment selections are made by
APPRECIATION      Eric T. McKissack. Mr. McKissack is the Vice Chairman and
FUND              Co-Chief Investment Officer for the Adviser as well as a
                  Trustee and President of the Ariel Investment Trust.
                  Formerly, Mr. McKissack served as the Adviser's Director of
                  Research. Prior to joining the Adviser, he worked for five years as a research analyst for The First National Bank of Chicago. Mr. McKissack holds a B.S. in both Management and Architecture from the Massachusetts Institute of Technology and an M.B.A. from the University of California at Berkeley.
                  He is a Chartered Financial Analyst and a board member of the Investment Analysts Society of Chicago. He also serves as a board member of Travelers & Immigrant Aid, Urban
                  Gateways and the Financial Advisory Committee of the Magic
                  Johnson Foundation.

ARIEL             Under the terms of its Underwriting Agreement, Ariel
DISTRIBUTORS,     Distributors (an affiliate of the Adviser) markets and
INC. IS THE       distributes the shares of the Trust and is responsible for
PRINCIPAL         payment of commissions and service fees to broker-dealers,
UNDERWRITER TO    banks, and financial services firms, preparation of
THE FUNDS.        advertising and sales literature, and printing and mailing of prospectuses to prospective investors. Pursuant to the underwriting Agreement, Ariel Distributors receives a fee at the annual rate of 0.25% of the average daily net assets of the Funds.

THE TRANSFER
AGENT AND         Investors Fiduciary Trust Company (IFTC), 127 West 10th
CUSTODIAN         Street, Kansas City, Missouri 64105, is the Funds' transfer agent, custodian, dividend disbursing and shareholder servicing agent.

                  DISTRIBUTION PLAN
                  The Funds bear some of the costs of selling their shares under a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act (the Plan). The Plan authorizes payments by the Funds of up to 0.30% annually of each Fund's average daily net asset value, but payments under the Plan are currently limited by the Board of Trustees to 0.25% annually of such average daily net asset value.

                  The Plan may be terminated at any time by vote of the Trustees who are not interested persons of the Adviser or the Funds and have no direct or indirect financial interest in the Plan or by a vote of a majority of the outstanding voting shares of each Fund.

                  Dealers having sales agreements with respect to a Fund may receive up to 0.25% of average daily net assets of accounts as ongoing service and account maintenance fees. The Distributor or the Adviser may make expense reimbursements for special training and education of a dealer's registered representatives. Payments pursuant to the Plan are included in the operating expenses of each Fund.

                  HOW TO BUY SHARES

INITIAL
PURCHASES         The minimum initial investment is $1,000, or $250 for a
                  retirement account, unless you participate in an automatic investment plan, in which case there is a $50 minimum. A completed and signed application is required for each new account you open, regardless of the method you choose for making your initial investment. An account application accompanies this prospectus. Additional forms may be required from corporations, associations and certain financial institutions. If you have any questions or need extra applications, call 1-800-29-ARIEL (1-800-292-7435).

BY MAIL To purchase shares by mail, please make your check payable to Ariel Mutual Funds and mail it with an application, indicating which Ariel Mutual Fund shares you would like to buy, to:

                           Ariel Mutual Funds
                           P.O. Box 419121
                           Kansas City, Missouri 64141-6121

                  All purchases made by check should be in U.S. dollars and made payable to the Ariel Mutual Funds. Third party checks, except those payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership), credit cards, and cash will not be accepted. When purchases are made by check or periodic automatic investment, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days.

BY WIRE You may also purchase shares by bank wire. Just call us at 1-800-29-ARIEL (1-800-292-7435) and we will ask you your name, address, social security or tax identification number, the amount of your investment, the name of the Ariel Mutual Fund in which you wish to invest and the name and address of the financial institution that will be wiring your investment to the Fund and we will immediately give you an account number. Then have your financial institution wire federal funds to the Custodian with the following instructions:

                           Ariel Mutual Funds
                           c/o Investors Fiduciary Trust Company
                           127 West 10th Street
                           Kansas City, MO 64105
                           ABA #101003621
                           Account No. 7528205
                           The name of the Ariel Fund(s) in which you wish to invest
                           Your shareholder account
                           number
                           The name in which your
                           account is registered

                  We accept wires at no charge. However, your bank may charge you for this service.

SUBSEQUENT        You may make subsequent investments directly by bank wire.
PURCHASES         Follow the instructions above for initial investments,
                  except that you don't need to call us first. Just contact your financial institution.

                  You may also make subsequent investments in a Fund in the minimum amount of $50. To add to your account by mail, please send your check or money order payable to Ariel Mutual Funds with the detachable stub from the bottom of your most recent account statement, or you may drop us a note that includes the registered account name, account number, the name of the Fund and amount you wish to invest. Please remember that subsequent purchases should be sent to:

                           Ariel Mutual Funds
                           P.O. Box 419121
                           Kansas City, Missouri 64141-6121

AUTOMATIC
INVESTING         You may arrange for automatic investing whereby the
THROUGH YOUR      Custodian will be authorized to initiate a debit to your
BANK              bank account of a specific amount (minimum $50) to be used to purchase shares of a Fund. Scheduled automatic investments may be made any day of a month. After each automatic investment, you will receive a transaction confirmation and the debit should be reflected on your next bank statement. You may terminate the plan at any time, and we may modify or terminate the plan at any time. If, however, you terminate an automatic investment plan with an account balance of less than $1,000, we may close your account. See "Redeeming Shares." If you desire to utilize this investment option, indicate this on the application attached to this prospectus.

PURCHASING        TAX-SAVING RETIREMENT PLANS
THROUGH
RETIREMENT        Contact the Adviser for complete information kits discussing
PLANS             the plans, and their benefits, provisions and fees.

                  You may establish your new account under one of several tax-deferred plans. These plans let you invest for retirement and shelter your investment income from current taxes. The minimum investments may differ depending on the type of plan.

                  Individual Retirement Accounts (IRAs): available to anyone who has earned income. You may also be able to make investments in the name of your spouse, if your spouse has no earned income.

                  Qualified Profit-Sharing and Money-Purchase Plans (including 401(k) Plans): available to self-employed people, to partnerships and their partners and employees, or to corporations and their employees.

                  . Simplified Employee Pension Plan (SEP-IRA): available to self-employed people, to partnerships and their partners and employees, or to corporations. Salary reduction pension plans (SAR-SEP IRAs) are also available to employers with 25 or fewer employees.

                  . 403(b)(7) Custodial Accounts: available to employees of most non-profit organizations and public schools and universities.

                  NET ASSET VALUE
                  Net asset value per share ("NAV") refers to the worth of one share. NAV is computed by adding the value of all portfolio holdings, plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding. A Fund's NAV will vary daily based on the market values of its investments.

                  Portfolio securities and other assets are valued based on market quotations, except that debt securities maturing within 60 days are valued at amortized cost, which approximates market value. If quotations for a security are not readily available, the security is valued by a method that the Board of Trustees believes accurately reflects fair value.

                  The NAV is calculated at the close of the regular session of the New York Stock Exchange (normally 3:00 p.m. Central time). The Funds are open for business each day the New York Stock Exchange is open. All purchases of Fund shares will be confirmed and credited to your account in full and fractional shares.

                  WHEN YOUR ACCOUNT WILL BE CREDITED
BEFORE YOU BUY
SHARES, PLEASE    Your purchase will be processed at the next offering price
READ THE          based on the net asset value next calculated after your
FOLLOWING         order is received and accepted. Such calculation is made at
INFORMATION TO    the close of regular session trading on the New York Stock
MAKE SURE YOUR    Exchange, which is usually 3:00 p.m. Central time. All your
INVESTMENT IS     purchases must be made in U.S. dollars and checks must be
ACCEPTED AND      drawn on U.S. banks. No cash will be accepted. The Funds
CREDITED          reserve the right to suspend the offering of shares for a
PROPERLY.         period of time or to reject any specific purchase order. If your check does not clear, your purchase will be canceled and you will be charged a $10 fee plus costs incurred by the Funds. When you purchase by check, the Funds can hold payment on redemptions until they are reasonably satisfied that the investment is collected (normally 15 calendar days). To avoid this collection period, you can wire federal funds from your bank, which may charge you a fee.

                  Certain financial institutions or broker-dealers which have entered into a sales agreement with the Distributor may enter confirmed purchase orders on behalf of customers by phone, with payment to follow within a number of days of the order as specified by the program. If payment is not received in the time specified, the financial institution or broker-dealer could be liable for resulting fees or losses. State securities laws may require financial institutions such as banks to be licensed as securities dealers in order to sell shares of the Funds.

                  OTHER INFORMATION ABOUT PURCHASING SHARES

                  Although there is generally no sales charge when you purchase shares, certain dealers or financial institutions which sell shares of Ariel Mutual Funds may impose charges for their services, and such charges may constitute a significant portion of a smaller account.

                  The Funds do not issue share certificates unless you specifically request one each time you make a purchase. Certificates are not issued for fractional shares or to shareholders who have elected a systematic withdrawal plan. Also, shares represented by certificates may not be redeemed by telephone. See "Redeeming Shares" for information on how to redeem your shares.

                  EXCHANGING SHARES

YOU MAY           You may exchange your shares in each Fund for shares of the
EXCHANGE          other Ariel Mutual Funds at no charge as long as your total
SHARES OF EACH    investment in each class or Fund meets the minimum
FUND FOR          investment required for that class or Fund. The Ariel
SHARES OF         Premier Bond Fund is sold under a separate prospectus.
MONEY MARKET
FUNDS AND
SHARES OF THE
OTHER ARIEL
MUTUAL FUNDS.

                  You may also exchange your shares in either Ariel Mutual Fund for shares of Cash Resource Money Market Fund, Cash Resource U.S. Government Money Market Fund or Cash Resource Tax-Exempt Money Market Fund at no charge. This exchange privilege is a convenient way to buy shares in a money market fund in order to respond to changes in your goals or in market conditions. These no-load money market funds are managed by Commonwealth Advisors, Inc.

                  Before exchanging your shares into shares of Cash Resource Money Market Fund, Cash Resource U.S. Government Money Market Fund or Cash Resource Tax-Exempt Money Market Fund, or the Ariel Premier Bond Fund, read the applicable prospectus. To obtain a prospectus and an application for any of these funds, just call 1-800-29-ARIEL (1-800-292-
                  7435).

BY MAIL
                  To exchange your shares of one Fund into shares of either of the other Ariel Mutual Funds, just send a written request to:

                           Ariel Mutual Funds
                           P.O. Box 419121
                           Kansas City, Missouri 64141-6121

                  This request should include your name, account number, the name of the Fund you currently own, the name of the Fund you wish to exchange into, and the dollar amount or number of shares you wish to exchange. Please remember that you cannot place any conditions on your request.

                  To exchange your shares of a Fund into shares of Cash Resource Money Market Fund, Cash Resource U.S. Government Money Market Fund or Cash Resource Tax-Exempt Money Market Fund, complete and sign an application and mail it to the address set forth above.

BY TELEPHONE
                  Unless you have elected not to have telephone transaction privileges by checking the box in your application, you may also make exchanges by calling 1-800-29-ARIEL (1-800-292-
                  7435). Exchanges made over the phone may be made by any person, not just the shareholder of record. You may only exchange shares by telephone if the shares you are exchanging are not in certificate form. Certain other limitations and conditions apply to all telephone transactions. Before using your telephone privilege, please read "Telephone Transactions."

                  OTHER INFORMATION ABOUT EXCHANGING SHARES

                  All accounts opened as a result of using the exchange privilege must be registered in the same name and taxpayer identification number as your existing account with the Ariel Mutual Funds.

                  Because of the time needed to transfer money between funds, you may not exchange into and out of the same fund on the same or successive days; there must be at least one day between exchanges. You may exchange your shares of the Funds only for shares that have been registered for sale in your state.

                  Remember that each exchange represents the sale of shares of one fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on the transaction.

                  The Funds reserve the right to terminate or modify the exchange privilege with 60 days' written notice. If your account is subject to backup withholding, you may not use the exchange privilege.

                  Because excessive trading can hurt the Funds' performance and shareholders, the Funds also reserve the right to temporarily or permanently terminate, with or without advance notice, the exchange privilege of any investor who makes excessive use of the exchange privilege (e.g. more than five exchanges per calendar year). Your exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of its assets. In particular, a pattern of exchanges with a "market timer" strategy may be disruptive to the Funds.

                  If you have any share certificates, you must include them with your exchange request. A signature guarantee is not required except in cases where shares are also redeemed at the same time for cash in an amount exceeding $25,000. For certificate delivery instructions see "Redeeming Shares By Mail" and for signature guarantee instructions see "Signature Guarantees."

                  TELEPHONE TRANSACTIONS

                  If you have telephone transaction privileges, you may redeem or exchange shares or wire funds by telephone as described in this prospectus. You automatically have telephone privileges unless you elect otherwise. These privileges, however, may not be available through certain dealers and financial institutions. By exercising the telephone privilege to sell or exchange shares, you agree that the Funds shall not be liable for following telephone instructions reasonably believed to be genuine. Reasonable procedures will be employed to confirm that such instructions are genuine and, if not employed, the Funds may be liable for unauthorized instructions. Such procedures will include a request for a personal identification number and tape recording of the instructions. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

                  During unusual market conditions, we may have difficulty in accepting telephone requests, in which case you should mail your request. The Funds reserve the right to terminate, suspend or modify telephone transaction privileges.

                  SIGNATURE GUARANTEES
WE MAY REQUIRE    For our mutual protection, we may require a signature
SIGNATURE         guarantee on certain transaction requests. A signature
GUARANTEES.       guarantee verifies the authenticity of your signature, and may be obtained from any bank, trust company, savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A signature guarantee cannot be provided by a notary public. If redemption proceeds are $25,000 or less and are to be paid or credited to an individual shareholder of record at the address of record, a signature guarantee is not required (unless there has been an address change within 60 days). All other redemption requests must have signatures guaranteed.

                  SPECIAL SERVICES AND CHARGES
                  The Funds pay for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a research fee for these special services.

                  If you are purchasing shares of a Fund through a program of services offered by a broker-dealer or financial institution, you should read the program materials in conjunction with this prospectus. Certain features may be modified in these programs, and administrative charges may be imposed by the broker-dealer or financial institution for the services rendered.

                  REDEEMING SHARES
BY MAIL You may redeem shares from your account by sending a letter of instruction, your name, the name of the Fund and account number from which shares are to be redeemed, the number of shares or dollar amount and where you want your check to be sent. Simply send your written request to redeem your shares to our Transfer Agent as follows:

                           Ariel Mutual Funds
                           P.O. Box 419121
                           Kansas City, Missouri 64141-6121

                  Certain shareholders, such as corporations, trusts and estates, may be required to submit additional documents. The letter of instruction must be signed by all required authorized signers. If you want your money to be wired to a bank not previously authorized or if you would like funds sent to a different address or another person, your letter must be signature guaranteed. Please remember that you cannot place any conditions on your request. If any share certificates were issued, they must be returned duly endorsed or accompanied by a separate stock assignment. See "Signature Guarantees."

BY TELEPHONE      Unless you have elected not to have telephone transaction
                  privileges by checking the box in your application, you may also redeem shares by calling 1-800-29-ARIEL (1-800-292-
                  7435) and receive a check by mail. Remember, however, that the check can only be issued for up to $25,000, and only to the registered owner (who must be an individual), and may only be sent to the address of record, which must have been on file for at least 60 days. Shares represented by certificates may not be redeemed by telephone.

BY WIRE Payment for your shares may also be made to you by wire if you have selected this option in your application and have named a commercial bank or savings institution with a routing number to which we can send your money.

                  Once you have applied for wire redemption privileges, you or any other person can make such a request by calling 1-800-29-ARIEL (1-800-292-7435). You may also use your wire privilege by mailing a signed request that includes the name of the Fund, account number and amount you wish to have wired, by writing to:

                           Ariel Mutual Funds
                           P.O. Box 419121
                           Kansas City, Missouri 64141-6121

                  The proceeds will be sent only to the financial institution you have designated on your application. You may terminate the wire redemption privilege by notifying us in writing. A charge of $10 is imposed on wire redemptions. See the restrictions under "Telephone Transactions" as they also apply to wire redemptions.

SYSTEMATIC
CHECK             If you maintain an account with a balance of $10,000 or
REDEMPTIONS       more, you may have regular monthly or quarterly redemption checks for a fixed amount sent to you simply by sending a letter with all the information, including the Fund name, your account number, the dollar amount ($100 minimum) and when you want the checks mailed to your address on the account. If you would like checks regularly mailed to another person or place, the signature on your letter must be guaranteed. See "Signature Guarantees."

                  OTHER INFORMATION ABOUT REDEMPTIONS
TO ENSURE         Other than the $10 fee imposed on wire redemptions, there is
ACCEPTANCE OF     no charge for redeeming your shares. If, however, you redeem
YOUR              shares through certain dealers not having selling agreements
REDEMPTION        with respect to the Funds your broker may charge a fee when
REQUEST,          you redeem your shares.
PLEASE FOLLOW
THE PROCEDURES
DESCRIBED HERE
AND BELOW.

                  Once your shares are redeemed, the proceeds will normally be sent to you on the next business day. However, if making immediate payment could adversely affect the Fund, it may take up to seven calendar days. Redemptions may be suspended or payment dates postponed when (i) the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing;
                  (ii) an emergency exists as a result of which (A) disposal by a Fund of securities owned by it is not reasonably practical or (B) it is not reasonably practical for a Fund fairly to determine the value of its net assets; or (iii) under any emergency circumstances as determined by the Securities and Exchange Commission.

                  You may redeem all or a portion of your shares on any business day during which the New York Stock Exchange is open for business. Your shares will be redeemed at the net asset value next calculated after your redemption request is received by the Transfer Agent in proper form. Redemptions made after the New York Stock Exchange has closed will be made at the next day's net asset value. Remember that, if you redeem shortly after purchasing shares, the Funds may hold payment on the redemption of your shares until they are reasonably satisfied that payments made by check have been collected (normally up to 15 calendar days after investment).

MINIMUM           Please maintain a balance in your account of at least
ACCOUNT           $1,000. If, due to redemptions, the value of your account in
BALANCE IS        a Fund falls below $1,000, or you fail to invest at least
$1,000.           $1,000, the account may be closed and the proceeds mailed to you at your address of record. You will be given 30 days' notice that your account will be closed unless you make an additional investment to increase your account balance to the $1,000 minimum.

                  DIVIDENDS, CAPITAL GAINS AND TAXES
EACH YEAR, THE
FUNDS             Dividends from net investment income are declared and paid
DISTRIBUTE        annually. Net investment income consists of the interest
SUBSTANTIALLY     income, net short-term capital gains, if any, and dividends
ALL OF THEIR      declared and received on investments, less expenses.
NET INVESTMENT    Distributions of net short-term capital gains (treated as
INCOME AND        dividends for tax purposes) and net long-term capital gains,
CAPITAL GAINS     if any, are normally declared and paid once a year; however,
TO                the Funds do not anticipate making any such distributions
SHAREHOLDERS.     unless available capital loss carryovers have been used or have expired.

DIVIDEND AND      Dividends and any distributions from a Fund are
DISTRIBUTION      automatically reinvested in that Fund at net asset value,
PAYMENT           unless you elect to have the dividends of $10 or more paid
OPTIONS           in cash. New shares will be purchased at net asset value on the reinvestment date, which is generally up to three days prior to the payment date. You must notify the Funds in writing prior to the record date to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.

FEDERAL TAXES     In January, you will be sent a form indicating the federal tax status of dividends and capital gain distributions paid to you during the past year. Generally, dividends (including short-term capital gains) are taxable to you as ordinary income regardless of whether they are taken in as cash or reinvested.

                  Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you owned your shares.

YOU MAY           If you sell or exchange your shares you will have a short or
REALIZE A         long-term capital gain or loss, depending on how long you
CAPITAL GAIN      owned the shares which were sold. In January, you will be
OR LOSS WHEN      sent a form indicating the proceeds from all sales,
YOU SELL OR       including exchanges. You should keep your annual year-end
EXCHANGE          account statements to determine the cost (basis) of the
SHARES.           shares to report on your tax returns.

                  If we do not have your correct Social Security or Corporate Tax Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires the Funds to withhold 31% of your dividends and certain redemptions. In addition, you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed at the current NAV on the date of redemption. The Funds reserve the right to reject any new account or any purchase order for failure to supply a certified TIN.

INVESTMENT ADVISER AND

SERVICES ADMINISTRATOR
Ariel Capital Management, Inc.

307 North Michigan Avenue

Suite 500

Chicago, Illinois 60601

1-800-29-ARIEL (1-800-292-7435)

fax (312) 726-7473

PRINCIPAL UNDERWRITER

Ariel Distributors, Inc.
307 North Michigan Avenue
Suite 500
Chicago, Illinois 60601
1-800-29-ARIEL (1-800-292-7435)
fax (312) 726-7473

INDEPENDENT AUDITORS
Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

TRANSFER AGENT AND CUSTODIAN
Investors Fiduciary Trust Company
127 West 10th Street
Kansas City, Missouri 64105

LEGAL COUNSEL
D'Ancona & Pflaum
30 North LaSalle Street
Chicago, Illinois 60602

BOARD OF TRUSTEES

Bert N. Mitchell, CPA

Founder, Chairman and Chief Executive Officer, Mitchell & Titus, LLP

Mario L. Baeza, Esq.

President, Wasserstein Perella International;

Managing Director and Chief Executive Officer,

Americas Division, Wasserstein Perella & Co., Inc.

William C. Dietrich, CPA

Chief Financial Officer, Shopping Alternatives, Inc.

Royce N. Flippin, Jr.

President, Flippin Associates; formerly

Director of Program Advancement,

Massachusetts Institute of Technology

John G. Guffey, Jr.

Chair, Calvert Social Investment Foundation

Treasurer and Director, Silby, Guffey and Co., Inc.

Mellody L. Hobson

Senior Vice President,

Director of Marketing,

Ariel Capital Management, Inc.

Christopher G. Kennedy

Executive Vice President and Director,

Merchandise Mart Properties, Inc.

Eric T. McKissack, CFA

Vice Chairman and Co-Chief Investment Officer,

Ariel Capital Management, Inc.

                            ARIEL INVESTMENT TRUST

             STATEMENT OF ADDITIONAL INFORMATION--FEBRUARY 1, 1996

                            ARIEL APPRECIATION FUND

                             AND ARIEL GROWTH FUND

                           307 North Michigan Avenue
                                   Suite 500
                            Chicago, Illinois 60601
                        1-800-29-ARIEL (1-800-292-7435)


Ariel Appreciation Fund ("Appreciation Fund") and Ariel Growth Fund ("Growth Fund") (collectively, the "Ariel Mutual Funds" or the "Funds") are series of Ariel Growth Fund, doing business as Ariel Investment Trust (the "Trust").

The Trust's audited financial statements included in the Annual Report to Shareholders for the Funds dated September 30, 1995 are expressly incorporated by reference and made a part of this Statement of Additional Information. Copies of the Annual Report may be obtained free of charge by writing or calling the Funds.



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS BUT PROVIDES INFORMATION THAT SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' PROSPECTUS DATED FEBRUARY 1, 1996 AND ANY SUPPLEMENT THERETO, WHICH MAY BE OBTAINED FREE OF CHARGE BY WRITING OR CALLING THE FUNDS.


                               TABLE OF CONTENTS

INVESTMENT RESTRICTIONS                                        2

ADDITIONAL INFORMATION ABOUT LENDING SECURITIES AND            3
REPURCHASE AGREEMENTS

DIVIDENDS, DISTRIBUTIONS AND TAXES                             4

CALCULATION OF TOTAL RETURN                                    5

NET ASSET VALUE                                                6

INVESTMENT ADVISER AND SERVICES ADMINISTRATOR                  6

METHOD OF DISTRIBUTION                                         7

TRANSFER AGENT AND CUSTODIAN                                   8

PORTFOLIO TRANSACTIONS                                         8

INDEPENDENT AUDITORS                                           8

GENERAL INFORMATION                                            9

TRUSTEES AND OFFICERS                                         10

SIGNIFICANT SHAREHOLDERS                                      11

APPENDIX                                                      12

                            INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies. These restrictions cannot be changed as to a Fund without the approval of the holders of a majority of the outstanding shares of the Fund. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund. Shares have equal rights as to voting.

A Fund may not:

  (1) Purchase securities of any issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer.

  (2) Concentrate more than 25% of the value of its total assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities.

  (3) Purchase more than 10% of the outstanding voting securities of any issuer.

  (4) Make loans (other than loans of its portfolio securities, loans through the purchase of money market instruments and repurchase agreements, or loans through the purchase of bonds, debentures or other debt securities of the types commonly offered privately and purchased by financial institutions). The purchase of a portion of an issue of publicly distributed debt obligations shall not constitute the making of loans. (See also "Additional Information about Lending Securities and Repurchase Agreements -- Loans of Portfolio Securities.")

  (5) Underwrite the securities of other issuers.

  (6) Purchase securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market or which are repurchase agreements not terminable within seven days if at the time of purchase more than 5% of the Appreciation Fund's total assets or 10% of the Growth Fund's total assets would be so invested.

  (7) Purchase from or sell to any of the Fund's officers or trustees, or firms of which any of them are members, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions.

  (8) Issue senior securities or borrow money, except from banks as a temporary measure for extraordinary or emergency purposes and then only in an amount up to 10% of the value of its total assets in order to meet redemption requests without immediately selling portfolio securities. In order to secure any such bank borrowings under this section, the Fund may pledge, mortgage or hypothecate the Fund's assets and then in an amount not greater than 15% of the value of its total assets. The Fund will not borrow for leverage purposes and investment securities will not be purchased while any borrowings are outstanding.

  (9) Make short sales of securities, purchase any securities on margin, or invest in warrants or commodities.

  (10) Write, purchase or sell puts, calls, straddles or spreads, or combinations thereof.

  (11) Purchase or retain the securities of any issuer if any officer or trustee of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and if together such individuals own more than 5% of the securities of such issuer.

  (12) Invest for the purpose of exercising control or management of another issuer.

  (13) Invest in real estate or real estate limited partnerships, although it may invest in securities which are secured by real estate or real estate mortgages and may invest in the securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.

  (14) Invest in interests in oil, gas, or other mineral exploration or development programs, although it may invest in securities of issuers which invest in or sponsor such programs.

  (15) Purchase the securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

  (16) Purchase the securities of companies which have a record of less than three years' continuous operation if, as a result, more than 5% of the value of the Fund's assets would be invested in securities of such issuer.

  (17) Engage in arbitrage transactions.

  Restrictions apply as of the time of the transaction entered into by a Fund without regard to later changes in the value of any portfolio security or the assets of the Fund.


                          ADDITIONAL INFORMATION ABOUT
                  LENDING SECURITIES AND REPURCHASE AGREEMENTS

LOANS OF PORTFOLIO SECURITIES

Securities of a Fund may be lent to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more. Any such loans must be secured continuously in the form of cash or cash equivalents, such as U.S. Treasury bills. The amount of the collateral must, on a current basis, equal or exceed the market value of the loaned securities, and must be terminable upon notice, at any time. The Trust will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities. A Fund may make a securities loan if the value of the securities loaned from the Fund will not exceed 10% of the Fund's assets. However, as a matter of non-fundamental policy, such loan is not made if it would cause more than 5% of net assets of a Fund to be subject to such loans.

The advantage of such loans would be that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuer on the loaned securities while at the same time earning interest on the cash or equivalent collateral.

Securities loans would be made to broker-dealers and other financial institutions to facilitate their deliveries of such securities. As with any extension of credit there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, loans will be made only to those firms that Ariel Capital Management, Inc. (the "Adviser") deems creditworthy and only on such terms as the Adviser believes should compensate for such risk. On termination of the loan the borrower is obligated to return the securities to the Fund; any gain or loss in the market value of the security during the loan period will inure to the Fund. Custodial fees may be paid in connection with the loan.


REPURCHASE AGREEMENTS

A Fund may purchase securities subject to repurchase agreements. Repurchase agreements are transactions in which a person purchases a security and simultaneously commits to resell that security to the seller at a mutually agreed upon time and price. The seller's obligation is secured by the underlying security. The repurchase price reflects the initial purchase price plus an agreed upon market rate of interest. While the underlying security may bear a maturity in excess of one year, the term of the repurchase agreement is always less than one year. Repurchase agreements not terminable within seven days will be limited to no more than 5% of a Fund's assets. Repurchase agreements are short-term money market investments, designed to generate current income.

A Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Adviser.

A Fund will only engage in repurchase agreements reasonably designed to secure fully, during the term of the agreement, the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due to the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund's dividends, if any, are declared and paid from net investment income on an annual basis. Generally, net investment income consists of the interest income earned (adjusted for amortization of original issue or market discounts or premiums) and dividends declared and received on investments, less expenses. Distributions of net capital gains, if any, are generally declared and paid by each Fund annually; however, the Funds do not intend to make any such distributions from net capital gains unless available capital loss carryovers, if any, have been used or have expired.

Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.

The Trust is required to withhold 31% of any dividends (including long-term capital gain dividends) paid and 31% of each redemption transaction, if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

In addition, the Trust is required under the broker reporting provisions of the Code to report to the Internal Revenue Service the following information with respect to each redemption transaction: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) each Fund's identifying CUSIP number.

Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens also are generally not subject to either requirement but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under Section 1441 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Trust for further information.

The Trust intends to operate each Fund to qualify as a "regulated investment company" under Subchapter M of the Code. By so qualifying, a Fund will not be subject to federal income taxes to the extent its earnings are distributed. The Trust also intends to manage the Funds so they are not subject to the excise tax imposed by the Tax Reform Act of 1986 (the "Act").


                          CALCULATION OF TOTAL RETURN

A Fund's "total return" may be advertised from time to time. Total return for a period is the percentage change in value during the period of an investment in shares of a Fund, including all additional shares purchased within the period with reinvested dividends and distributions. Average annual total return is the average annual compounded rate of change in value represented by the total return for the period.

Average annual total return is computed according to the following formula:

                               P(1 + T)/n/ = ERV

where P = the amount of an assumed initial investment in shares of a Fund (less the maximum sales charge, if any, during the period); T = average annual total return; n = the number of years from initial investment to the end of the period; and ERV = the ending redeemable value of shares held at the end of the period.

Average Annual total return for each of the Fund's shares for the periods indicated are as follows:


                               APPRECIATION FUND

 Periods Ended September 30, 1995                            Total Return
 --------------------------------                            ------------
 One year                                                        12.1%

 Five Years                                                      14.9%

 From inception (December 1, 1989)                                9.8%

                                  GROWTH FUND

 Periods Ended September 30, 1995                            Total Return
 --------------------------------                            ------------
 One year                                                        14.4%

 Five years                                                      14.6%

 From inception (November 6, 1986)                               12.9%

Total return may be advertised for other periods, such as by quarter, or cumulatively for more than one year.

Total return, like net asset value per share, fluctuates in response to changes in market conditions. Performance for any particular time period is historical in nature and is not intended and should not be considered to be an indication of future return.

                                NET ASSET VALUE

The net asset value per share of a Fund, the price at which the Fund's shares are purchased and redeemed, is determined every business day as of the close of the New York Stock Exchange (generally 3:00 p.m., Central time), and at such other times as may be necessary or appropriate. The Funds do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed:
New Year's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The net asset value per share is computed by dividing the value of a Fund's total assets, less its liabilities, by the total number of shares outstanding. The Funds' securities are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price. All other securities for which reliable bid quotations are available are valued at the mean between the bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days are valued at cost, plus or minus any amortized discount or premium, unless the Board of Trustees determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available are fairly valued by the Adviser in good faith under the supervision of the Board of Trustees.


                 INVESTMENT ADVISER AND SERVICES ADMINISTRATOR

Ariel Capital Management, Inc. (the "Adviser"), 307 North Michigan Avenue, Suite 500, Chicago, Illinois 60601, which is controlled by John W. Rogers, Jr., acts as investment adviser and services administrator under a management agreement with the Trust ("Management Agreement").

The Management Agreement between the Trust and the Adviser will remain in effect as to a Fund indefinitely, provided continuance is approved at least annually by vote of the holders of a majority of the outstanding shares of the Fund or by the Board of Trustees of the Trust; and further provided that such continuance is also approved annually by the vote of a majority of the Trustees of the Trust who are not parties to the Agreement or interested persons of parties to the Agreement or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement may be terminated without penalty by the Trust or the Adviser upon 60 days' prior written notice; it automatically terminates in the event of its assignment.

Pursuant to the Management Agreement, the Adviser is responsible for determining the investment selections for a Fund in accordance with the Fund's investment objectives and policies stated above, subject to the direction and control of the Board of Trustees. The Adviser pays the salaries and fees of all officers and Trustees who are affiliated persons of the Adviser.

The Adviser also serves as the Funds' services administrator with the Trust. Pursuant to the Management Agreement, the Adviser provides the Funds with office space, administrative services, furnishes executive and other personnel to the Funds and is responsible for providing or overseeing the Fund's day-to-day management and administration.

The Funds pay all operating expenses not expressly assumed by the Adviser, including custodial and transfer agency fees, federal and state securities registration fees, legal and audit fees, and brokerage commissions and other costs associated with the purchase and sale of portfolio securities, except that the Adviser must reimburse a Fund if its annual expenses (excluding brokerage, taxes, interest, Distribution Plan expenses and extraordinary items) exceed 1.50% of the first $30 million of each Fund's average daily net assets and 1% of such assets in excess of $30 million.

The fees paid to the Adviser for the fiscal periods ended September 30, 1993 and 1994 were $465,276, and 575,622, respectively, for the Appreciation Fund and $608,382 and $549,007, respectively, for the Growth Fund.

Until September 6, 1994 there was a different services administrator which received for the fiscal year ended September 30, 1993 and the period ended September 5, 1994, $930,169 and $987,802, respectively, for the Appreciation Fund and $973,413 and $769,661, respectively for the Growth Fund. Reimbursements were made by such administrator to the Appreciation Fund during these periods of $0 and

$88,239, respectively. The Adviser reimbursed the Appreciation Fund $16,101 for the period from September 6, 1994 to September 30, 1994.

In 1995, the investment advisory and services administration agreements were combined into one Management Agreement. Fees paid to the Adviser for the fiscal year ended September 30, 1995 under the Management Agreement (including amounts received under the old investment advisory agreement) were $1,050,040 and $865,718, for the Appreciation Fund and the Growth Fund, respectively. The Adviser reimbursed the Appreciation Fund $303,795 and the Growth Fund $33,526, for the same period.

In connection with the exchange privilege with respect to Cash Resource Money Market Fund, Cash Resource U.S. Government Money Market Fund and Cash Resource Tax-Exempt Money Market Fund, the Distributor acts as a shareholder servicing agent. For its services, the Distributor receives a fee from each such fund at the rate of 0.25% of the average net assets of each account in such funds established through the use of the exchange privilege pursuant to a Rule 12b-1 distribution plan adopted by Cash Resource Money Market Fund, Cash Resource U.S. Government Money Market Fund and Cash Resource Tax-Exempt Money Market Fund.


The Adviser has adopted a Code of Ethics which regulates the personal securities transactions of the Adviser's investment personnel and other employees and affiliates with access to information regarding securities transactions of the Fund. The Code of Ethics requires investment personnel to disclose all personal securities holdings upon commencement of employment and all subsequent trading activity to the Adviser's Compliance Officer. Investment personnel are prohibited from engaging in any securities transactions, including the purchase of securities in a private offering, without the prior consent of the Compliance Officer. Additionally, such personnel are prohibited from purchasing securities in an initial public offering and are prohibited from trading in any securities
(i) for which either Fund has a pending buy or sell order, (ii) which either Fund is considering buying or selling, or (iii) which either Fund purchased or sold within seven calendar days.


                             METHOD OF DISTRIBUTION

Ariel Distributors, Inc., an affiliate of the Adviser, is the principal underwriter for the Funds under an agreement with the Trust. Pursuant to the Underwriting Agreement, Ariel Distributors receives a fee at the annual rate of 0.25% of each Fund's average daily net assets for its distribution services and for assuming certain marketing expenses. Ariel Distributors is located at 307 N. Michigan Avenue, Chicago, Illinois 60601. Prior to ________, 1995, the Adviser served as the principal underwriter.

The Trust has also adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to the Funds (the "Distribution Plan"). Rule 12b-1 permits an investment company to finance, directly or indirectly, any activity which is primarily intended to result in the sale of its shares only if it does so in accordance with the provisions of such Rule. The Distribution Plan authorizes the Trust to pay up to 0.30% annually of a Fund's average daily net assets in connection with the distribution of the Fund's shares. Consistent with the Underwriting Agreement, however, payments under the Distribution Plan are currently limited by the Board of Trustees to 0.25% annually of such average daily net assets.

During the fiscal year ended September 30, 1995, the Appreciation Fund and Growth Fund paid Distribution Plan expenses of $350,140 and $332,968, respectively, to the principal underwriter. Of the total amounts paid $368,724 was used to pay broker-dealers for their distribution and maintenance services and $314,384 was used for advertising, shareholder account maintenance, printing and related costs.

The Distribution Plan was approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct financial interest in the operation of the Plan or in any agreements related to the Distribution Plan (the "Independent Trustees"). The selection and nomination of the Independent Trustees is committed to the discretion of such Independent Trustees. In establishing the Distribution Plan, the Trustees considered various factors including the amount of the distribution fee. The Trustees determined that there is a reasonable likelihood that the Distribution Plan will benefit the Trust and its shareholders.

The Distribution Plan may be terminated as to a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of the Fund. Any change in the Distribution Plan that would materially increase the distribution cost to a Fund requires approval of the shareholders of that Fund; otherwise, the Distribution Plan may be amended by the Trustees, including a majority of the Independent Trustees.

The Distribution Plan will continue in effect indefinitely, if not terminated in accordance with its terms, provided that such continuance is annually approved by (i) the vote of a majority of the Independent Trustees and (ii) the vote of a majority of the entire Board of Trustees.

Apart from the Distribution Plan, the Adviser, at its expense, may incur costs and pay expenses associated with the distribution of shares of the Fund, including compensation to broker-dealers in consideration of promotional or administrative services.


                          TRANSFER AGENT AND CUSTODIAN

Investors Fiduciary Trust Company ("IFTC") has been retained by the Trust to act as transfer agent, custodian, dividend disbursing agent and shareholder servicing agent. These responsibilities include: responding to shareholder inquiries and instructions concerning their accounts; crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions; updating of shareholder accounts to reflect declaration and payment of dividends; keeping custody of all of the Funds' investments; and preparing and distributing quarterly statements to shareholders regarding their accounts.

                             PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and choice of brokers and dealers are made by the Adviser under the direction and supervision of the Trust's Board of Trustees.

The Trust seeks to obtain the best price and most favorable execution and selects broker-dealers on the basis of their professional capability and the value and quality of their services. Broker-dealers that provide the Trust with statistical, research, or other information and services may be selected. Such broker-dealers may receive compensation for executing portfolio transactions that is in excess of the compensation another broker-dealer would have received for executing such transactions, if the Adviser determines in good faith that such compensation is reasonable in relation to the value of the information and services provided. Research services furnished by investment firms may be utilized by the Adviser in connection with its investment services for other accounts; likewise, research services provided by investment firms used for other accounts may be utilized by the Adviser in performing its services for the Trust. Although any statistical, research, or other information or services provided by broker-dealers may be useful to the Adviser, its dollar value is generally indeterminable and its availability or receipt does not materially reduce the Adviser's normal research activities or expenses.

The Adviser may also execute Fund transactions with or through broker-dealers who have sold shares of the Funds. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Fund shares sold.

                              INDEPENDENT AUDITORS

The Funds' independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, IL 60606, audit and report on the Funds' annual financial statements, review certain regulatory reports and the Funds' federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


                              GENERAL INFORMATION

The Ariel Growth Fund and the Ariel Appreciation Fund are series of Ariel Growth Fund (doing business as Ariel Investment Trust), an open-end, diversified management investment company organized as a serial Massachusetts business trust on April 1, 1986. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Trust assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

Each share of each series of the Trust represents an equal proportionate interest in that series and is entitled to such dividends and distributions out of the income belonging to such shares as declared by the Board. Upon any liquidation of the Trust, shareholders are entitled to share pro rata in the net assets belonging to that series available for distribution.

The Prospectus and this Statement of Additional Information do not contain all the information in the Funds' registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.


                             TRUSTEES AND OFFICERS

Set forth below are the principal business affiliations of the Trustees and Officers during the last five years:

BERT N. MITCHELL, CPA, 57, Trustee and Chairman of the Board. Mr. Mitchell is the Chairman and Chief Executive Officer of Mitchell, Titus LLP, the nation's largest minority-owned certified public accounting firm. Address: One Battery Park Plaza, New York, New York 10004.

MARIO L. BAEZA, ESQ., 45, Trustee. Mr. Baeza is President of Wasserstein Perella International Limited, and Managing Director and Chief Executive Officer, Americas Division, Wasserstein Perella & Co., Inc. (investment banking). Formerly, he was a partner with Debevoise and Plimpton. Address: 875 Third Avenue, New York, New York 10022.

WILLIAM C. DIETRICH, CPA, 46, Trustee. Mr. Dietrich is Chief Financial Officer for Shopping Alternatives, Inc. He formerly served as Vice President and Chief Financial Officer for Shoppers Express, Inc. and Practice Director for Johnson, Lambert & Co. Address: 5110 Ridgefield Road, Bethesda, Maryland 20816.

ROYCE N. FLIPPIN, JR., 61, Trustee. President of Flippin Associates (consultants) and Director of Program Advancement at the Massachusetts Institute of Technology. Formerly, he was Director of Athletics, Physical Education and Recreation at MIT and Princeton University. Address: 51 Frost Avenue, East Brunswick, New Jersey 08816.

JOHN G. GUFFEY, JR., 47, Trustee. Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a Director of the Community Bankers Mutual Fund of Denver, Colorado, and the Treasurer and Director of Silby, Guffey and Co., Inc., a venture capital firm. Mr. Guffey was formerly an officer and is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation. Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815.

CHRISTOPHER G. KENNEDY, 32, Trustee. Mr. Kennedy is Executive Vice President and a Director of Merchandise Mart Properties, Inc., a real estate management firm.
Address: The Merchandise Mart, 200 World Trade Center, Suite 470, Chicago, Illinois 60654.

MELLODY L. HOBSON*, 26, Trustee. Ms. Hobson is Senior Vice President and Director of Marketing of Ariel Capital Management. Address: 307 North Michigan Avenue, Suite 500, Chicago, Illinois 60601.

ERIC T. MCKISSACK, CFA*, 42, Trustee and President. Mr. McKissack is Vice Chairman and Co-Chief Investment Officer of Ariel Capital Management. Formerly, Mr. McKissack was a research analyst at First National Bank of Chicago. Address:
307 North Michigan Avenue, Suite 500, Chicago, Illinois 60601.

ROGER P. SCHMITT*, 38, Vice President, Secretary and Assistant Treasurer. Mr. Schmitt is Chief Operating Officer of Ariel Capital Management. Formerly, Mr. Schmitt was a Marketing Manager with IBM. Address: 307 North Michigan Avenue, Suite 500, Chicago, Illinois 60601.

EDWARD SINGLETON*, 45, Treasurer and Assistant Secretary. Mr. Singleton is Chief Financial Officer of Ariel Capital Management. He also operates an accounting and tax consulting business. Formerly, Mr. Singleton was Manager of Tax and Regulatory Compliance for American Drug Stores, Inc., a subsidiary of American Stores Company. Address: 307 North Michigan Avenue, Suite 500, Chicago, Illinois 60601.

*Officers and Trustees deemed to be "interested persons" of the Fund under the Investment Company Act of 1940.


                             COMPENSATION SCHEDULE

During the fiscal year ended September 30, 1995, compensation paid to the Trustees of the Trust not affiliated with the Adviser was as follows:


NAME                            COMPENSATION
----                            ------------

Mario L. Baeza                     $7,400
William C. Dietrich                $7,400
Royce N. Flipin, Jr.               $7,400
John G. Guffey, Jr.                $7,000
Christopher G. Kennedy             $5,750*
Bert N. Mitchell                   $7,400

*Christopher Kennedy became a Trustee in February, 1995.

                            SIGNIFICANT SHAREHOLDERS

  The following table lists the holders of more than five percent of the outstanding shares of each Fund:

                                  Growth Fund
                                  -----------

Name and Address                        Number of Shares     Percentage of
of Owner                                     Owned        Outstanding Shares
--------                                ----------------  ------------------

Illinois State Employees                   426,019.314           9.54%
  Deferred Compensation
604 Stratton Office Building
Springfield, IL  62706


                               Appreciation Fund
                               -----------------

Name and Address                        Number of Shares     Percentage of
of Owner                                     Owned        Outstanding Shares
--------                                ----------------  ------------------

Great West Life & Annuity Co.              681,395.917           10.98%
8515 E. Orchard Road
Englewood, CO 80111

Merrill Lynch Pierce Fenner & Smith            365,266            5.89%
Trade House Account
P.O. Box 45286
Jacksonville, FL  32232

                                    APPENDIX



CORPORATE BOND AND COMMERCIAL PAPER RATINGS

The following is a description of Moody's Investors Service, Inc.'s bond ratings:

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they compromise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

The following is a description of Standard & Poor's Corporation's investment grade bond ratings:

AAA: Bonds rated AAA are considered highest grade obligations. They possess the ultimate degree of protection as to principal and interest. They move with market interest rates, and thus provide the maximum safety on all counts.

AA: Bonds rated AA are high-grade obligations. In the majority of instances, they differ from AAA issues only to a small degree. Prices of AA bonds also move with the long-term money market.

A: Bonds rated A are upper medium grade obligations. They have considerable investment strength, but are not entirely free from adverse effects of change in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB: Bonds rated BBB are medium grade obligations. They are considered borderline between definitely sound obligations and those where the speculative element begins to predominate. These bonds have adequate asset coverage and are normally protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant monitoring. These bonds are more responsive to business and trade conditions than to interest rates. This group is the lowest that qualifies for commercial bank investment.

Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better; the issuer has access to at least two adequate channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well-established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether an issuer's commercial paper is rated A-1, A-2, or A-3.

Issuers rated Prime-1 by Moody's Investors Services, Inc., are considered to have superior capacity of repayment of short-term promissory obligations. Such repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                           PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial statements - None

     (b)  Exhibits:

          1.   Declaration of Trust.

          2.   By-Laws.

          3.   Not Applicable.

          4.   Not Applicable.

          5a.  Management Agreement.

          5b. Investment Advisory Agreement with respect to Ariel Premier Bond Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 16, August 28, 1995).

          5c. Sub-Advisory Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 15, June 6, 1995).

          5d. Administrative Services Agreement with respect to Ariel Premier Bond Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 16, August 28, 1995).

          6.   Underwriting Agreement.

          7.   Not Applicable.

          8.   Custody Agreement.

          9.   Transfer Agency Contract.

          10. Opinion and Consent of Counsel as to Legality of Shares Being Registered.

          11a. Report of Independent Auditors.

          11b. Consent of Independent Auditors to Use of Report.

          12.  Not Applicable.

          13.  Not Applicable.

          14. Retirement Plans (incorporated by reference to Registrant's Post-Effective Amendment No. 13, July 6, 1994).

          15.  Rule 12b-1 Distribution Plan.

          16.  Schedule for Computation of Performance Quotation.

          17.  Not Applicable.

          18a. Powers of Attorney.

          18b. Plan Pursuant to Rule 18f-3 (incorporated by reference to
               Registrant's Post-Effective Amendment No. 15, June 6, 1995).

          27.  Financial Data Schedule.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

               Not Applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

     As of December 31, 1995, there were 9,632 holders of record of Registrant's shares of beneficial interest for Ariel Growth Fund.

     As of December 31, 1995, there were 11,578 holders of record of Registrant's shares of beneficial interest for Ariel Appreciation Fund.

     As of December 31, 1995, there were 25 holders of record of Registrant's shares of beneficial interest for Ariel Premier Bond Fund.

ITEM 27.  INDEMNIFICATION

     Registrant's Declaration of Trust, which Declaration is Exhibit 1 of the Initial Registration Statement dated August 1, 1986, provides, in summary, that officers, trustees, employees, and agents shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties.

     Registrant's Declaration of Trust also provides that Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains, jointly with the Adviser, a Directors & Officers (Partners) Liability Insurance policy with American International Surplus Lines Insurance Company, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant and the Adviser with $4 million in directors and officers liability coverage. Pursuant to an agreement between the Registrant and the Adviser, no more than $2 million can be used by either party.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Ariel Capital Management, Inc., the Registrant's investment adviser, renders investment advisory services to individual, institutional and pension and profit-sharing plan accounts. The following directors of the adviser have been engaged in other professions and/or employment capacities during the past two fiscal years, as indicated below.


                                Name of Company,
Name and Title                  Principal Business
With Adviser                    Address                           Capacity
------------                    ------------------                --------

Jim Atkinson                    Stein Roe & Farnham, Inc.         Sr. V.P., CFO
Executive Vice-President of     One South Wacker Drive
Finance and Administration      Chicago, IL 60606

James E. Bowman, Jr., M.D.      University of Chicago             Professor
Director                        Dept. of Pathology
                                Chicago, IL 60637

Tinh Bui                        USAA Investment Management Co.    Sr. Security
Vice-President                  P.O. 33338                        Analyst
                                San Antonio, TX 78265

Cheryl Cargie                   Fiduciary Management Association  V.P., Head
Vice-President                  55 West Monroe, Ste. 2550         Trader
                                Chicago, IL 60603

Randall C. Hampton              The Northern Trust                Senior Vice
Vice-Chairman                   30 S. LaSalle Street              President
                                Chicago, IL 60675

Herbert D. Odom, D.D.S.         Mal-Mart Medical Group            President
Director                        6333 S. Green Street              and Chief
                                Chicago, IL 60621                 Executive
                                                                  Officer

Henry B. Pearsall               JWE Enterprises                   Chairman
                                380 S. Schmale Rd.
                                Carol Stream, IL

Anna Perez                      The Walt Disney Company           V.P.,
Director                        500 S. Buena Vista St.            Government
                                Burbank, CA 91512                 Relations

                                Creative Artists Agency           Director of
                                9830 Wilshire Blvd.               Media
                                Beverly Hills, CA 90212

Robert I. Solomon               Silliker Laboratories             Vice
Director                        900 Maple Road                    President,
                                Homewood, IL 60430                Marketing

Paula Wolff                     Governors' State University       President
Director                        University Park, IL 60466


ITEM 29. PRINCIPAL UNDERWRITERS

     Ariel Distributors, Inc., located at 307 North Michigan Avenue, Suite 500, Chicago IL 60601, serves as the principal underwriter of the Registrant. Ariel Distributors, Inc. does not act as principal underwriter for any other investment company.

     (b) Positions of Ariel Distributors' Officers and Directors:

  Name and Principal              Position(s) with         Position(s) with
   Business Address                 Underwriter               Registrant
   ----------------                 -----------               ----------

John Washington Rogers, Jr.    President, Treasurer and           None
                               Chairman of the Board

Eric T. McKissack              Vice-Chairman              Trustee and President

Randall C. Hampton             Vice-Chairman                      None

  Name and Principal              Position(s) with         Position(s) with
   Business Address                 Underwriter               Registrant
   ----------------                 -----------               ----------

Jim Atkinson                   Executive Vice-President            None
                               of Finance and
                               Administration

Edward Singleton               Chief Financial Officer,    Treasurer and
                               Vice President              Assistant Secretary

Roger P. Schmitt               Chief Operating Officer,    Vice President,
                               Vice President, Secretary   Secretary and
                                                           Assistant Treasurer

Mellody Hobson                 Senior Vice President              Trustee

Betty J. Bennett               Vice President                      None

Tinh D. Bui                    Vice President                      None

Cheryl A. Cargie               Vice President                      None

Gary J. Leong                  Vice President                      None

Franklin Morton                Vice President                      None

     The business address of the above individuals is 307 North Michigan Avenue, Suite 500, Chicago, Illinois 60601.


  Name and Principal              Position(s) with         Position(s) with
   Business Address                 Underwriter               Registrant
   ----------------                 -----------               ----------

James E. Bowman, Jr.                 Director                     None
University of Chicago
Dept. of Pathology
Chicago, Illinois 60637

Herbert D. Odom, D.D.S.              Director                     None
Mal-Mart Medical Group
6333 S. Green St.
Chicago, Illinois 60621

Henry B. Pearsall                    Director                     None
JWE Enterprises
380 S. Schmale Road
Carol Stream, IL

  Name and Principal              Position(s) with         Position(s) with
   Business Address                 Underwriter               Registrant
   ----------------                 -----------               ----------

Anna Perez                           Director                     None
The Walt Disney Company
500 S. Buena Vista Street
Burbank, CA 91512

Robert I. Solomon                    Director                     None
Silliker Laboratories
900 Maple Road
Homewood, Illinois 60430

Paula Wolff                          Director                     None
Governors' State University
University Park, Illinois
60466

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

     All documents and records are located at Ariel Capital Management, Inc., 307 North Michigan Avenue, Chicago, Illinois 60601

ITEM 31.  MANAGEMENT SERVICES.

          Not applicable.

ITEM 32.  UNDERTAKINGS.

     The Registrant undertakes to furnish to each person to whom a Prospectus is delivered, a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.

                               ARIEL GROWTH FUND

                                  SIGNATURES
                                  ----------

     Registrant certifies that this Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b).

     Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 22nd day of January, 1996.


                               ARIEL GROWTH FUND


                               By:  /s/Sheldon R. Stein
                                    -------------------
                                       Sheldon R. Stein,
                                       Attorney-in-fact


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



  Signature                   Title                       Date
  ---------                   -----                       ----

Eric T. McKissack*        Chief Executive            January 22, 1996
------------------
Eric T. McKissack        Officer and Trustee


Edward Singleton*         Principal Financial        January 22, 1996
------------------      and Accounting Officer
Edward Singleton



                               *By:  /s/Sheldon R. Stein
                                     -------------------
                                        Sheldon R. Stein,
                                        Attorney-in-Fact


     *Sheldon R. Stein signs this document on behalf of the Registrant pursuant to the power of attorney filed as Exhibit 18A to Post-Effective Amendment No. 16 and the foregoing officers pursuant to the Powers of Attorney filed as Exhibit 18A to this Registration Statement.

                               ARIEL GROWTH FUND

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


  Signature                   Title                       Date
  ---------                   -----                       ----


Mario Baeza*               Trustee                   January 22, 1996
-----------------------
Mario Baeza

William C. Dietrich*       Trustee                   January 22, 1996
-----------------------
William C. Dietrich

Royce N. Flippin, Jr.*     Trustee                   January 22, 1996
-----------------------
Royce N. Flippin, Jr.

John G. Guffey, Jr.*       Trustee                   January 22, 1996
-----------------------
John G. Guffey, Jr.

Christopher G. Kennedy*    Trustee                   January 22, 1996
-----------------------
Christopher G. Kennedy

Bert N. Mitchell*          Trustee                   January 22, 1996
-----------------------
Bert N. Mitchell

Mellody Hobson*            Trustee                   January 22, 1996
-----------------------
Mellody Hobson


     *Sheldon R. Stein signs this document on behalf of each of the foregoing persons pursuant to the Powers of Attorney filed as Exhibit 18A to this Registration Statement.


                               /s/Sheldon R. Stein
                               ----------------------
                                  Sheldon R. Stein,
                                  Attorney-in-Fact